Disclosure of classification and carrying values of the Company's financial instruments (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Cash and cash equivalents	$ 44,013,742	$ 10,116,324	$ 8,928,717
Amounts receivable	170,574	68,636
Total financial assets	44,184,316	10,184,960
Financial liabilities
Accounts payable and accrued liabilities	1,462,538	906,291
Amortized cost (financial liabilities)
Financial liabilities
Accounts payable and accrued liabilities	1,462,538	906,291
Amortized cost (financial assets)
Financial assets
Cash and cash equivalents	0	0
Amounts receivable	170,574	68,636
Total financial assets	170,574	68,636
FVTPL
Financial assets
Cash and cash equivalents	44,013,742	10,116,324
Amounts receivable	0	0
Total financial assets	$ 44,013,742	$ 10,116,324